N-2 - USD ($)							3 Months Ended										6 Months Ended	12 Months Ended
	Jul. 27, 2023	Jul. 19, 2023	Jun. 03, 2021	May 28, 2021	May 14, 2021	Mar. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cover [Abstract]
Entity Central Index Key	0001287750
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Ares Capital Corp
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	(1)
Offering expenses	—	(2)
Dividend reinvestment plan expenses	Up to $15
	Transaction Fee	(3)
Total stockholder transaction expenses paid	—	(4)
Annual expenses (as a percentage of consolidated net assets attributable to common stock)(5):
Base management fees	3.18	%(6)
Income based fees and capital gains incentive fees	3.11	%(7)
Interest payments on borrowed funds	4.74	%(8)
Other expenses	0.81	%(9)
Acquired fund fees and expenses	1.45	%(10)
Total annual expenses	13.29	%(11)
(1)	In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission). Purchases of shares of our common stock on the secondary market are not subject to sales charges but may be subject to brokerage commissions or other charges. The table does not include any sales load that stockholders may have paid in connection with their purchase of shares of our common stock.

(2)	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
(3)	The expenses of the dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees under the plan are paid by us. If a participant elects by notice to the plan administrator in advance of termination to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a transaction fee of up to $15 plus a $0.12 per share fee from the proceeds. See “Dividend Reinvestment Plan” below for more information.
(4)	The related prospectus supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.

Dividend Reinvestment and Cash Purchase Fees			$ 15
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	(1)
Offering expenses	—	(2)
Dividend reinvestment plan expenses	Up to $15
	Transaction Fee	(3)
Total stockholder transaction expenses paid	—	(4)
Annual expenses (as a percentage of consolidated net assets attributable to common stock)(5):
Base management fees	3.18	%(6)
Income based fees and capital gains incentive fees	3.11	%(7)
Interest payments on borrowed funds	4.74	%(8)
Other expenses	0.81	%(9)
Acquired fund fees and expenses	1.45	%(10)
Total annual expenses	13.29	%(11)
(5)	The “consolidated net assets attributable to common stock” used to calculate the percentages in this table is our average net assets of $7.4 billion for the three months ended March 31, 2021.
(6)	Our base management fee is calculated at an annual rate of 1.5% based on the average value of our total assets (other than cash or cash equivalents but including assets purchased with borrowed funds) at the end of the two most recently completed calendar quarters; provided, however, the base management fee is calculated at an annual rate of 1.0% on the average value of our total assets (other than cash or cash equivalents but including assets purchased with borrowed funds) that exceeds the product of (A) 200% and (B) our net asset value at the end of the most recently completed calendar quarter. See “Business” in our most recent Annual Report on Form 10-K under the caption “Investment Advisory and Management Agreement.”
(7)	This item represents our investment adviser’s income based fees and capital gains incentive fees estimated by annualizing income based fees for the three months ended March 31, 2021, and adding the capital gains incentive fee expense accrued in accordance with U.S. generally accepted accounting principles (“GAAP”) for the three months ended March 31, 2021, even though no capital gains incentive fee was actually payable under the investment advisory and management agreement as of March 31, 2021.

GAAP requires that the capital gains incentive fee accrual consider the cumulative aggregate unrealized capital appreciation in the calculation, as a capital gains incentive fee would be payable if such unrealized capital appreciation were realized, even though such unrealized capital appreciation is not permitted to be considered in calculating the fee actually payable under the Investment Company Act or the investment advisory and management agreement. This GAAP accrual is calculated using the aggregate cumulative realized capital gains and losses and aggregate cumulative unrealized capital depreciation included in the calculation of the capital gains incentive fee actually payable under the investment advisory and management agreement plus the aggregate cumulative unrealized capital appreciation. If such amount is positive at the end of a period, then GAAP requires us to record a capital gains incentive fee equal to 20% of such cumulative amount, less the aggregate amount of actual capital gains incentive fees paid or capital gains incentive fees accrued under GAAP in all prior periods. The resulting accrual for any capital gains incentive fee under GAAP in a given period may result in an additional expense if such cumulative amount is greater than in the prior period or a reversal of previously recorded expense if such cumulative amount is less than in the prior period. If such cumulative amount is negative, then there is no accrual. There can be no assurance that such unrealized capital appreciation will be realized in the future or that the amount accrued for will ultimately be paid.

For purposes of this table, we have assumed that these fees will be payable (in the case of the capital gains incentive fee) and that they will remain constant, although they are based on our performance and will not be paid unless we achieve certain goals. We expect to invest or otherwise utilize all of the net proceeds from securities registered under the registration statement of which this prospectus is a part pursuant to a particular prospectus supplement within three months of the date of the offering pursuant to such prospectus supplement and may have capital gains and interest income that could result in the payment of these fees to our investment adviser in the first year after completion of offerings pursuant to this prospectus. Since our IPO through March 31, 2021, the average quarterly fees accrued related to income based fees and capital gains incentive fees (including capital gains incentive fees accrued under GAAP even though they may not be payable) have been approximately 0.63% of our weighted average net assets for such period (2.51% on an annualized basis). For more detailed information on the calculation of our income based fees and capital gains incentive fees, please see below. For more detailed information about income based fees and capital gains incentive fees previously incurred by us, please see Note 3 to our consolidated financial statements for the year ended December 31, 2020 and the three months ended March 31, 2021.

Income based fees are payable quarterly in arrears in an amount equal to 20% of our pre-incentive fee net investment income (including interest that is accrued but not yet received in cash), subject to a 1.75% quarterly (7.0% annualized) hurdle rate and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment adviser receives no income based fees until our net investment income equals the hurdle rate of 1.75% but then receives, as a “catch-up,” 100% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.1875%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.1875% in any calendar quarter, our investment adviser will receive 20% of our pre-incentive fee net investment income as if a hurdle rate did not apply.

Capital gains incentive fees are payable annually in arrears in an amount equal to 20% of our realized capital gains on a cumulative basis from inception through the end of the year, if any, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of capital gains incentive fees paid in all prior years.

We will defer cash payment of any income based fees and capital gains incentive fees otherwise earned by our investment adviser if, during the most recent four full calendar quarter period ending on or prior to the date such payment is to be made, the sum of (a) our aggregate distributions to our stockholders and (b) our change in net assets (defined as total assets less indebtedness and before taking into account any income based fees or capital gains incentive fees accrued during the period) is less than 7.0% of our net assets (defined as total assets less indebtedness) at the beginning of such period. Any deferred income based fees and capital gains incentive fees are carried over for payment in subsequent calculation periods to the extent such payment is payable under the investment advisory and management agreement.

These calculations will be adjusted for any share issuances or repurchases.

See “Business” in our most recent Annual Report on Form 10-K under the caption “Investment Advisory and Management Agreement.”

(8)	“Interest payments on borrowed funds” represents our interest expenses estimated by annualizing our actual interest and credit facility expenses incurred for the three months ended March 31, 2021. During the three months ended March 31, 2021, our average outstanding borrowings were approximately $8.3 billion and cash paid for interest expense was $107 million. We had outstanding borrowings of approximately $8.1 billion (with a carrying value of approximately $8.0 billion) as of March 31, 2021. This item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. The amount of leverage that we may employ at any particular time will depend on, among other things, our investment adviser’s and our board of directors’ assessment of market and other factors at the time of any proposed borrowing. See “Risk Factors—Risks Relating to Our Business—We borrow money, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing with us” in our most recent Annual Report on Form 10-K. We are currently allowed to borrow amounts such that our asset coverage, as calculated pursuant to the Investment Company Act, equals at least 150% after such borrowing (i.e., we are able to borrow up to two dollars for every dollar we have in assets less all liabilities and indebtedness not represented by senior securities issued by us). See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” in our most recent Annual Report on Form 10-K and “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” in our most recent Quarterly Report on Form 10-Q.
(9)	Includes our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Ares Operations in performing its obligations under the administration agreement, and income taxes. Such expenses are estimated by annualizing actual “Other expenses” for the three months ended March 31, 2021. The holders of shares of our common stock (and not the holders of our debt securities or preferred stock, if any) indirectly bear the cost associated with our annual expenses. See “Business” in our most recent Annual Report on Form 10-K under the caption “Administration Agreement.”
(10)	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles that would be investment companies under section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the Investment Company Act (“Acquired Funds”) in which we invest. Such underlying funds or other investment vehicles are referred to in this prospectus as “Acquired Funds.” This amount is estimated based on the estimated annual fees and operating expenses of Acquired Funds in which the Company is invested as of March 31, 2021. Certain of these Acquired Funds are subject to management fees, which generally range from 1% to 2.5% of total net assets, or incentive fees, which generally range between 15% and 25% of net profits. When applicable, fees and operating expenses estimates are based on historic fees and operating expenses for the Acquired Funds. For those Acquired Funds with little or no operating history, fees and operating expenses are estimates based on expected fees and operating expenses stated in the Acquired Funds’ offering memorandum, private placement memorandum or other similar communication without giving effect to any performance. Future fees and operating expenses for these Acquired Funds may be substantially higher or lower because certain fees and operating expenses are based on the performance of the Acquired Funds, which may fluctuate over time. Also included with the amount is an estimate of the annual fees and operating expenses of the SDLP. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” and Note 4 to our consolidated financial statements in our most recent Annual Report on Form 10-K and “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” in our most recent Quarterly Report on Form 10-Q for more information on the SDLP. The annual fees and operating expenses of the SDLP were estimated based on the funded portfolio of the SDLP as of March 31, 2021 and include interest payments on the senior notes and intermediate funding notes provided by Varagon and its clients, which represent 84% of such expenses.
(11)	“Total annual expenses” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage and increase our total assets. The SEC requires that the “Total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness and before taking into account any income based fees or capital gains incentive fees accrued during the period), rather than the total assets, including assets that have been funded with borrowed monies.

Management Fees [Percent]			3.18%
Interest Expenses on Borrowings [Percent]			4.74%
Incentive Fees [Percent]			3.11%
Acquired Fund Fees and Expenses [Percent]			1.45%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]			0.81%
Total Annual Expenses [Percent]			13.29%
Expense Example [Table Text Block]

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (none of which is subject to the capital gains incentive fee)(1)	$(104)	$(296)	$(468)	$(822)
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the capital gains incentive fee)(2)	$(114)	$(323)	$(509)	$(884)
(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
(2)	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the investment advisory and management agreement and therefore subject to the capital gains incentive fee.

Expense Example, Year 01			$ (104)
Expense Example, Years 1 to 3			(296)
Expense Example, Years 1 to 5			(468)
Expense Example, Years 1 to 10			$ (822)
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear, directly or indirectly, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this table contains a reference to our fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, stockholders will indirectly bear such fees or expenses as investors in Ares Capital.

Basis of Transaction Fees, Note [Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	(1)
Offering expenses	—	(2)
Dividend reinvestment plan expenses	Up to $15
	Transaction Fee	(3)
Total stockholder transaction expenses paid	—	(4)
Annual expenses (as a percentage of consolidated net assets attributable to common stock)(5):
Base management fees	3.18	%(6)
Income based fees and capital gains incentive fees	3.11	%(7)
Interest payments on borrowed funds	4.74	%(8)
Other expenses	0.81	%(9)
Acquired fund fees and expenses	1.45	%(10)
Total annual expenses	13.29	%(11)

Other Transaction Fees, Note [Text Block]
(2)	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.

Other Expenses, Note [Text Block]
(9)	Includes our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Ares Operations in performing its obligations under the administration agreement, and income taxes. Such expenses are estimated by annualizing actual “Other expenses” for the three months ended March 31, 2021. The holders of shares of our common stock (and not the holders of our debt securities or preferred stock, if any) indirectly bear the cost associated with our annual expenses. See “Business” in our most recent Annual Report on Form 10-K under the caption “Administration Agreement.”

Management Fee not based on Net Assets, Note [Text Block]
(6)	Our base management fee is calculated at an annual rate of 1.5% based on the average value of our total assets (other than cash or cash equivalents but including assets purchased with borrowed funds) at the end of the two most recently completed calendar quarters; provided, however, the base management fee is calculated at an annual rate of 1.0% on the average value of our total assets (other than cash or cash equivalents but including assets purchased with borrowed funds) that exceeds the product of (A) 200% and (B) our net asset value at the end of the most recently completed calendar quarter. See “Business” in our most recent Annual Report on Form 10-K under the caption “Investment Advisory and Management Agreement.”

Acquired Fund Fees and Expenses, Note [Text Block]
(10)	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles that would be investment companies under section 3(a) of the Investment Company Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the Investment Company Act (“Acquired Funds”) in which we invest. Such underlying funds or other investment vehicles are referred to in this prospectus as “Acquired Funds.” This amount is estimated based on the estimated annual fees and operating expenses of Acquired Funds in which the Company is invested as of March 31, 2021. Certain of these Acquired Funds are subject to management fees, which generally range from 1% to 2.5% of total net assets, or incentive fees, which generally range between 15% and 25% of net profits. When applicable, fees and operating expenses estimates are based on historic fees and operating expenses for the Acquired Funds. For those Acquired Funds with little or no operating history, fees and operating expenses are estimates based on expected fees and operating expenses stated in the Acquired Funds’ offering memorandum, private placement memorandum or other similar communication without giving effect to any performance. Future fees and operating expenses for these Acquired Funds may be substantially higher or lower because certain fees and operating expenses are based on the performance of the Acquired Funds, which may fluctuate over time. Also included with the amount is an estimate of the annual fees and operating expenses of the SDLP. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” and Note 4 to our consolidated financial statements in our most recent Annual Report on Form 10-K and “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” in our most recent Quarterly Report on Form 10-Q for more information on the SDLP. The annual fees and operating expenses of the SDLP were estimated based on the funded portfolio of the SDLP as of March 31, 2021 and include interest payments on the senior notes and intermediate funding notes provided by Varagon and its clients, which represent 84% of such expenses.

Acquired Fund Fees Estimated, Note [Text Block]			This amount is estimated based on the estimated annual fees and operating expenses of Acquired Funds in which the Company is invested as of March 31, 2021. Certain of these Acquired Funds are subject to management fees, which generally range from 1% to 2.5% of total net assets, or incentive fees, which generally range between 15% and 25% of net profits. When applicable, fees and operating expenses estimates are based on historic fees and operating expenses for the Acquired Funds. For those Acquired Funds with little or no operating history, fees and operating expenses are estimates based on expected fees and operating expenses stated in the Acquired Funds’ offering memorandum, private placement memorandum or other similar communication without giving effect to any performance. Future fees and operating expenses for these Acquired Funds may be substantially higher or lower because certain fees and operating expenses are based on the performance of the Acquired Funds, which may fluctuate over time. Also included with the amount is an estimate of the annual fees and operating expenses of the SDLP. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” and Note 4 to our consolidated financial statements in our most recent Annual Report on Form 10-K and “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Portfolio and Investment Activity—Senior Direct Lending Program” in our most recent Quarterly Report on Form 10-Q for more information on the SDLP.
Acquired Fund Incentive Allocation, Note [Text Block]			This amount is estimated based on the estimated annual fees and operating expenses of Acquired Funds in which the Company is invested as of March 31, 2021. Certain of these Acquired Funds are subject to management fees, which generally range from 1% to 2.5% of total net assets, or incentive fees, which generally range between 15% and 25% of net profits.
Incentive Allocation Minimum [Percent]			15.00%
Incentive Allocation Maximum [Percent]			25.00%
Acquired Fund Total Annual Expenses, Note [Text Block]			The annual fees and operating expenses of the SDLP were estimated based on the funded portfolio of the SDLP as of March 31, 2021 and include interest payments on the senior notes and intermediate funding notes provided by Varagon and its clients, which represent 84% of such expenses.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

SENIOR SECURITIES

Information about our senior securities (including preferred stock, debt securities and other indebtedness) is shown in the following tables as of the end of the last ten fiscal years and as of June 30, 2023. The “ — ” indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

	Total Amount
	Outstanding
	Exclusive of		Involuntary	Average
	Treasury	Asset	Liquidating	Market
	Securities(1) (in	Coverage	Preference	Value
Class and Year	millions)	Per Unit(2)	Per Unit(3)	Per Unit(4)
Revolving Credit Facility
Fiscal 2023 (as of June 30, 2023, unaudited)	$1,922	$1,903	$—	N/A
Fiscal 2022	$2,246	$1,772	$—	N/A
Fiscal 2021	$1,507	$1,792		N/A
Fiscal 2020	$1,180	$1,824	$—	N/A
Fiscal 2019	$2,250	$2,042	$—	N/A
Fiscal 2018	$1,064	$2,362	$—	N/A
Fiscal 2017	$395	$2,415	$—	N/A
Fiscal 2016	$571	$2,296	$—	N/A
Fiscal 2015	$515	$2,213	$—	N/A
Fiscal 2014	$170	$2,292	$—	N/A
Fiscal 2013	$—	$—	$—	N/A
Revolving Funding Facility
Fiscal 2023 (as of June 30, 2023, unaudited)	$850	$1,903	$—	N/A
Fiscal 2022	$800	$1,772	$—	N/A
Fiscal 2021	$762	$1,792	$—	N/A
Fiscal 2020	$1,027	$1,824	$—	N/A
Fiscal 2019	$638	$2,042	$—	N/A
Fiscal 2018	$520	$2,362	$—	N/A
Fiscal 2017	$600	$2,415	$—	N/A
Fiscal 2016	$155	$2,296	$—	N/A
Fiscal 2015	$250	$2,213	$—	N/A
Fiscal 2014	$324	$2,292	$—	N/A
Fiscal 2013	$185	$2,547	$—	N/A
SMBC Funding Facility
Fiscal 2023 (as of June 30, 2023, unaudited)	$401	$1,903	$—	N/A
Fiscal 2022	$451	$1,772	$—	N/A
Fiscal 2021	$401	$1,792	$—	N/A
Fiscal 2020	$453	$1,824	$—	N/A
Fiscal 2019	$301	$2,042	$—	N/A
Fiscal 2018	$245	$2,362	$—	N/A
Fiscal 2017	$60	$2,415	$—	N/A
Fiscal 2016	$105	$2,296	$—	N/A
Fiscal 2015	$110	$2,213	$—	N/A
Fiscal 2014	$62	$2,292	$—	N/A
Fiscal 2013	$—	$—	$—	N/A
BNP Funding Facility
Fiscal 2023 (as of June 30, 2023, unaudited)	$475	$1,903	$—	N/A
Fiscal 2022	$245	$1,772	$—	N/A
Fiscal 2021	$—	$1,792	$—	N/A
Fiscal 2020	$150	$1,824	$—	N/A
SBA Debentures
Fiscal 2017	$—	$—	$—	N/A
Fiscal 2016	$25	$2,296	$—	N/A
Fiscal 2015	$22	$2,213	$—	N/A

	Total Amount
	Outstanding
	Exclusive of		Involuntary	Average
	Treasury	Asset	Liquidating	Market
	Securities(1) (in	Coverage	Preference	Value
Class and Year	millions)	Per Unit(2)	Per Unit(3)	Per Unit(4)
February 2016 Convertible Notes
Fiscal 2015	$575	$2,213	$—	N/A
Fiscal 2014	$575	$2,292	$—	N/A
Fiscal 2013	$575	$2,547	$—	N/A
June 2016 Convertible Notes
Fiscal 2015	$230	$2,213	$—	N/A
Fiscal 2014	$230	$2,292	$—	N/A
Fiscal 2013	$230	$2,547	$—	N/A
2017 Convertible Notes
Fiscal 2016	$163	$2,296	$—	N/A
Fiscal 2015	$163	$2,213	$—	N/A
Fiscal 2014	$163	$2,292	$—	N/A
Fiscal 2013	$163	$2,547	$—	N/A
2018 Convertible Notes
Fiscal 2017	$270	$2,415	$—	N/A
Fiscal 2016	$270	$2,296	$—	N/A
Fiscal 2015	$270	$2,213	$—	N/A
Fiscal 2014	$270	$2,292	$—	N/A
Fiscal 2013	$270	$2,547	$—	N/A
2019 Convertible Notes
Fiscal 2018	$300	$2,362	$—	N/A
Fiscal 2017	$300	$2,415	$—	N/A
Fiscal 2016	$300	$2,296	$—	N/A
Fiscal 2015	$300	$2,213	$—	N/A
Fiscal 2014	$300	$2,292	$—	N/A
Fiscal 2013	$300	$2,547	$—	N/A
2022 Convertible Notes
Fiscal 2021	$388	$1,792	$—	N/A
Fiscal 2020	$388	$1,824	$—	N/A
Fiscal 2019	$388	$2,042	$—	N/A
Fiscal 2018	$388	$2,362	$—	N/A
Fiscal 2017	$388	$2,415	$—	N/A
2024 Convertible Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$403	$1,903	$—	N/A
Fiscal 2022	$403	$1,772	—	N/A
Fiscal 2021	$403	$1,792	$—	N/A
Fiscal 2020	$403	$1,824	$—	N/A
Fiscal 2019	$403	$2,042	$—	N/A
2018 Notes
Fiscal 2017	$750	$2,415	$—	N/A
Fiscal 2016	$750	$2,296	$—	N/A
Fiscal 2015	$750	$2,213	$—	N/A
Fiscal 2014	$750	$2,292	$—	N/A
Fiscal 2013	$600	$2,547	$—	N/A

	Total Amount
	Outstanding
	Exclusive of		Involuntary	Average
	Treasury	Asset	Liquidating	Market
	Securities(1) (in	Coverage	Preference	Value
Class and Year	millions)	Per Unit(2)	Per Unit(3)	Per Unit(4)
2020 Notes
Fiscal 2018	$600	$2,362	$—	N/A
Fiscal 2017	$600	$2,415	$—	N/A
Fiscal 2016	$600	$2,296	$—	N/A
Fiscal 2015	$600	$2,213	$—	N/A
Fiscal 2014	$400	$2,292	$—	N/A
2022 Notes
Fiscal 2020	$600	$1,824	$—	N/A
Fiscal 2019	$600	$2,042	$—	N/A
Fiscal 2018	$600	$2,362	$—	N/A
Fiscal 2017	$600	$2,415	$—	N/A
Fiscal 2016	$600	$2,296	$—	N/A
February 2022 Notes
Fiscal 2014	$144	$2,292	$—	$1,024
Fiscal 2013	$144	$2,547	$—	$1,043
October 2022 Notes
Fiscal 2016	$183	$2,296	$—	$1,017
Fiscal 2015	$183	$2,213	$—	$1,011
Fiscal 2014	$183	$2,292	$—	$1,013
Fiscal 2013	$183	$2,547	$—	$993
2040 Notes
Fiscal 2014	$200	$2,292	$—	$1,040
Fiscal 2013	$200	$2,547	$—	$1,038
2023 Notes
Fiscal 2022	$750	$1,772	$—	N/A
Fiscal 2021	$750	$1,792	$—	N/A
Fiscal 2020	$750	$1,824	$—	N/A
Fiscal 2019	$750	$2,042	$—	N/A
Fiscal 2018	$750	$2,362	$—	N/A
Fiscal 2017	$750	$2,415	$—	N/A
2024 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$900	$1,903	$—	N/A
Fiscal 2022	$900	$1,772	$—	N/A
Fiscal 2021	$900	$1,792	$—	N/A
Fiscal 2020	$900	$1,824	$—	N/A
Fiscal 2019	$900	$2,042	$—	N/A

	Total Amount
	Outstanding
	Exclusive of		Involuntary	Average
	Treasury	Asset	Liquidating	Market
	Securities(1) (in	Coverage	Preference	Value
Class and Year	millions)	Per Unit(2)	Per Unit(3)	Per Unit(4)
March 2025 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$600	$1,903	$—	N/A
Fiscal 2022	$600	$1,772	$—	N/A
Fiscal 2021	$600	$1,792	$—	N/A
Fiscal 2020	$600	$1,824	$—	N/A
Fiscal 2019	$600	$2,042	$—	N/A
Fiscal 2018	$600	$2,362	$—	N/A
July 2025 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$1,250	$1,903	$—	N/A
Fiscal 2022	$1,250	$1,772	$—	N/A
Fiscal 2021	$1,250	$1,792	$—	N/A
Fiscal 2020	$750	$1,824	$—	N/A
January 2026 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$1,150	$1,903	$—	N/A
Fiscal 2022	$1,150	$1,772	$—	N/A
Fiscal 2021	$1,150	$1,792	$—	N/A
Fiscal 2020	$1,150	$1,824	$—	N/A
July 2026 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$1,000	$1,903	$—	N/A
Fiscal 2022	$1,000	$1,772	$—	N/A
Fiscal 2021	$1,000	$1,792	$—	N/A
2027 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$500	$1,903	$—	N/A
Fiscal 2022	$500	$1,772	$—	N/A
2028 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$1,250	$1,903	$—	N/A
Fiscal 2022	$1,250	$1,772	$—	N/A
Fiscal 2021	$1,250	$1,792	$—	N/A
2031 Notes
Fiscal 2023 (as of June 30, 2023, unaudited)	$700	$1,903	$—	N/A
Fiscal 2022	$700	$1,772	$—	N/A
Fiscal 2021	$700	$1,792	$—	N/A
2047 Notes(5)
Fiscal 2020	$230	$1,824	$—	$1,013
Fiscal 2019	$230	$2,042	$—	$1,033
Fiscal 2018	$230	$2,362	$—	$1,013
Fiscal 2017	$230	$2,415	$—	$1,021
Fiscal 2016	$230	$2,296	$—	$1,015
Fiscal 2015	$230	$2,213	$—	$1,011
Fiscal 2014	$230	$2,292	$—	$985
Fiscal 2013	$230	$2,547	$—	$972

(1)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit” (including for the February 2022 Notes, the October 2022 Notes, the 2040 Notes and the 2047 Notes, which were issued in $25 increments). In June 2016, we received exemptive relief from the SEC allowing us to modify the asset coverage requirements to exclude debentures issued by Ares Venture Finance, L.P. and guaranteed by the Small Business Administration (the “SBA”), subject to the issuance of a capital commitment by the SBA and other customary procedures (the “SBA Debentures”), from this calculation. As such, the asset coverage ratio beginning with Fiscal 2016 excludes the SBA Debentures. Certain prior year amounts have been reclassified to conform to the 2016 and 2017 presentation. In particular, unamortized debt issuance costs were previously included in other assets and were reclassified to long term debt as a result of the adoption of Accounting Standards Update 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs during the first quarter of 2016.
(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.
(4)	Not applicable, except for with respect to the February 2022 Notes, the October 2022 Notes, the 2040 Notes and the 2047 Notes, as other senior securities are not registered for public trading on a stock exchange. The average market value per unit for each of the February 2022 Notes, the October 2022 Notes, the 2040 Notes and the 2047 Notes is based on the average daily prices of such notes and is expressed per $1,000 of indebtedness (including for the February 2022 Notes, the October 2022 Notes, the 2040 Notes and the 2047 Notes, which were issued in $25 increments).
(5)	In March 2021, we redeemed the entire $230 million in aggregate principal amount outstanding of the unsecured notes that were scheduled to mature on April 15, 2047 (the “2047 Notes”) in accordance with the terms of the indenture governing the 2047 Notes.

Senior Securities, Note [Text Block]

Information about our senior securities (including preferred stock, debt securities and other indebtedness) as of the end of the last ten fiscal years is located in “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our most recent Annual Report on Form 10-K, which is incorporated by reference herein. The report of our independent registered public accounting firm on the senior securities table as of December 31, 2020 is included in our most recent Annual report on Form 10-K and is incorporated by reference herein.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Our investment objective is to generate both current income and capital appreciation through debt and equity investments. We invest primarily in U.S. middle-market companies, where we believe the supply of primary capital is limited and the investment opportunities are most attractive. However, we may from time to time invest in larger or smaller companies. We generally use the term “middle-market” to refer to companies with annual EBITDA between $10 million and $250 million. As used herein, EBITDA represents net income before net interest expense, income tax expense, depreciation and amortization.

We invest primarily in first lien senior secured loans (including “unitranche” loans, which are loans that combine both senior and subordinated debt, generally in a first lien position), and second lien senior secured loans. In addition to senior secured loans, we also invest in subordinated loans (sometimes referred to as mezzanine debt), which in some cases includes an equity component, and preferred equity. First and second lien senior secured loans generally are senior debt instruments that rank ahead of subordinated debt of a given portfolio company. Subordinated debt and preferred equity are subordinated to senior loans and are generally unsecured. Our investments in corporate borrowers generally range between $30 million and $500 million each. However, the investment sizes may be more or less than these ranges and may vary based on, among other things, our capital availability, the composition of our portfolio and general micro- and macro-economic factors. To a lesser extent, we also make common equity investments, which have generally been non-control equity investments of less than $20 million (usually in conjunction with a concurrent debt investment). However, we may increase the size or change the nature of these investments.

The proportion of these types of investments will change over time given our views on, among other things, the economic and credit environment in which we are operating. In pursuit of our investment objective, we generally seek to self- originate investments and lead the investment process.

The instruments in which we invest typically are not rated by any rating agency, but we believe that if such instruments were rated, they would be below investment grade (rated lower than “Baa3” by Moody’s Investors Service, lower than “BBB−” by Fitch Ratings or lower than “BBB−” by Standard & Poor’s Ratings Services), which, under the guidelines established by these entities, is an indication of having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Bonds that are rated below investment grade are sometimes referred to as “high yield bonds” or “junk bonds.” We may invest without limit in debt or other securities of any rating, as well as debt or other securities that have not been rated by any nationally recognized statistical rating organization.

We believe that our investment adviser, Ares Capital Management, is able to leverage the current investment platform, resources and existing relationships of Ares Management with financial sponsors, financial institutions, hedge funds and other investment firms to provide us with attractive investment opportunities. In addition to deal flow, the Ares investment platform assists our investment adviser in analyzing, structuring and monitoring investments. Ares has been in existence for over 25 years and its partners have an average of approximately 25 years of experience in leveraged finance, private equity, distressed debt, commercial real estate finance, investment banking and capital markets. We have access to Ares’ investment professionals and administrative professionals, who provide assistance in accounting, finance, legal, compliance, operations, information technology and investor relations. As of March 31, 2023, Ares had over 905 investment professionals and over 1,710 administrative professionals.

While our primary focus is to generate current income and capital appreciation through investments in first and second lien senior secured loans and subordinated debt and, to a lesser extent, equity securities of eligible portfolio companies, we also may invest up to 30% of our portfolio in non-qualifying assets, as permitted by the Investment Company Act. See “Regulation” in the accompanying prospectus. Specifically, as part of this 30% basket, we may invest in entities that are not considered “eligible portfolio companies” (as defined in the Investment Company Act), including companies located outside of the United States, entities that are operating pursuant to certain exceptions under the Investment Company Act, and publicly traded entities whose public equity market capitalization exceeds the levels provided for under the Investment Company Act.

Senior Direct Lending Program

We have established a joint venture with Varagon Capital Partners (“Varagon”) to make certain first lien senior secured loans, including certain stretch senior and unitranche loans, primarily to U.S. middle-market companies. Varagon was formed in 2013 as a lending platform by American International Group, Inc. (NYSE: AIG) and other partners. The joint venture is called the Senior Direct Lending Program, LLC (the “SDLP”). The SDLP may generally commit and hold individual loans of up to $450 million. We and other accounts managed by our investment adviser and its affiliates may directly co-invest with the SDLP to accommodate larger transactions. The SDLP is capitalized as transactions are completed and all portfolio decisions and generally all other decisions in respect of the SDLP must be approved by an investment committee of the SDLP consisting of representatives of ours and Varagon (with approval from a representative of each required).

We provide capital to the SDLP in the form of subordinated certificates (the “SDLP Certificates”), and Varagon and its clients provide capital to the SDLP in the form of senior notes, intermediate funding notes and the SDLP Certificates. As of June 30, 2023, we and a client of Varagon owned 87.5% and 12.5%, respectively, of the outstanding SDLP Certificates.

As of June 30, 2023, we and Varagon and its clients had agreed to make capital available to the SDLP of $6.2 billion in the aggregate, of which approximately $5.2 billion has been funded. As of June 30, 2023, we agreed to make available to the SDLP (subject to the approval of the SDLP as described above) $1.4 billion, of which $1.3 billion was funded. As of June 30, 2023, the SDLP had commitments to fund delayed draw loans to certain of its portfolio companies of $280 million, which had been approved by the investment committee of the SDLP as described above, of which $65 million was committed by us. For more information on the SDLP, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Portfolio and Investment Activity — Senior Direct Lending Program” in our Quarterly Report on Form 10-Q for the quarter ended June 30, 2023, filed with the SEC on July 25, 2023 and incorporated by reference herein.

Ivy Hill Asset Management, L.P.

As of June 30, 2023, our portfolio company, Ivy Hill Asset Management, L.P. (“IHAM”), an asset management services and an SEC-registered investment adviser, managed 22 vehicles and served as the sub-manager/sub-servicer for one other vehicle (such vehicles, the “IHAM Vehicles”). As of June 30, 2023, IHAM had assets under management of approximately $13.5 billion. As of June 30, 2023, the amortized cost and fair value of our investment in IHAM was $2.0 billion and $2.2 billion, respectively. In connection with IHAM’s registration as a registered investment adviser, on March 30, 2012, we received exemptive relief from the SEC allowing us to, subject to certain conditions, own directly or indirectly up to 100% of IHAM’s outstanding equity interests and make additional investments in IHAM. From time to time, IHAM or certain IHAM Vehicles may purchase investments from us or sell investments to us, in each case for a price equal to the fair market value of such investments determined at the time of such transactions.

Ares Capital Management LLC

Ares Capital Management, our investment adviser, is served by an origination, investment and portfolio management team of approximately 170 U.S.-based investment professionals as of March 31, 2023 and led by certain partners of the Ares Credit Group:

Kipp deVeer, Mitchell Goldstein and Michael Smith. Ares Capital Management leverages off of Ares’ investment platform and benefits from the significant capital markets, trading and research expertise of Ares’ investment professionals. Ares Capital Management’s investment committee has nine members primarily comprised of certain of the U.S.-based partners of the Ares Credit Group.

Recent Developments

In July 2023, we entered into (a) an equity distribution agreement with Jefferies LLC (“Jefferies”) and (b) an equity distribution agreement with Mizuho Securities USA LLC (“Mizuho”), in each case, on the same terms as the equity distribution agreement, dated April 25, 2023 (the “Truist Equity Distribution Agreement”), entered into with Truist Securities, Inc. (“Truist”) and the equity distribution agreement, dated April 25, 2023 (the “Regions Equity Distribution Agreement”), entered into with Regions Securities LLC (“Regions,” and, together with Jefferies, Mizuho and Truist, the “Sales Agents”) for the purpose of adding Jefferies and Mizuho as additional Sales Agents under the Company’s existing “at the market” equity offering program (as described below). In July 2023, the Company provided written notice to SMBC Nikko Securities America, Inc. (“SMBC”) of its election to terminate the equity distribution agreement, dated April 25, 2023 (the “SMBC Equity Distribution Agreement”), by and among the Company, Ares Capital Management, Ares Operations and SMBC. The equity distribution agreements with each of Regions and Truist and the new equity distribution agreements with Mizuho and Jeffries (together, the “Equity Distribution Agreements”) provide that we may from time to time issue and sell shares of our common stock, par value $0.001 per share, having an aggregate offering price of up to $1 billion, through the Sales Agents or to them as principal for their own respective accounts. From July 1, 2023 through July 19, 2023, we did not issue or sell any shares of common stock under the Equity Distribution Agreements.

From July 1, 2023 through July 19, 2023, we made new investment commitments of approximately $211 million, of which $119 million were funded. Of these new investment commitments, 38% were in first lien senior secured loans, 13% were in second lien senior secured loans and 49% were in preferred equity. Of the approximately $211 million of new investment commitments, 51% were floating rate and 49% were fixed rate. The weighted average yield of debt and other income producing securities funded during the period at amortized cost was 11.3% and the weighted average yield on total investments funded during the period at amortized cost was 11.3%. We may seek to sell all or a portion of these new investment commitments, although there can be no assurance that we will be able to do so.

From July 1, 2023 through July 19, 2023, we exited approximately $118 million of investment commitments, including $4 million of loans sold to IHAM or certain vehicles managed by IHAM. Of the total investment commitments exited, 47% were first lien senior secured loans, 29% were investments in the SDLP Certificates, 22% were preferred equity and 2% were second lien senior secured loans. All of the approximately $118 million of exited investment commitments were floating rate. The weighted average yield of debt and other income producing securities exited or repaid during the period at amortized cost was 13.5% and the weighted average yield on total investments exited or repaid during the period at amortized cost was 13.5%. Of the approximately $118 million of investment commitments exited from July 1, 2023 through July 19, 2023, we did not recognize any realized gains or losses and there were no realized gains or losses recognized from the sale of loans to IHAM or certain vehicles managed by IHAM. In addition, as of July 19, 2023, we had an investment backlog and pipeline of approximately $425 million and $45 million, respectively. Investment backlog includes transactions approved by our investment adviser’s investment committee and/or for which a formal mandate, letter of intent or a signed commitment have been issued, and therefore we believe are likely to close. Investment pipeline includes transactions where due diligence and analysis are in process, but no formal mandate, letter of intent or signed commitment have been issued. The consummation of any of the investments in this backlog and pipeline depends upon, among other things, one or more of the following: satisfactory completion of our due diligence investigation of the prospective portfolio company, our acceptance of the terms and structure of such investment and the execution and delivery of satisfactory transaction documentation. In addition, we may sell all or a portion of these investments and certain of these investments may result in the repayment of existing investments. We cannot assure you that we will make any of these investments or that we will sell all or any portion of these investments.

Our investment objective is to generate both current income and capital appreciation through debt and equity investments. We invest primarily in U.S. middle-market companies, where we believe the supply of primary capital is limited and the investment opportunities are most attractive. However, we may from time to time invest in larger or smaller companies. We generally use the term “middle-market” to refer to companies with annual EBITDA between $10 million and $250 million. As used herein, EBITDA represents net income before net interest expense, income tax expense, depreciation and amortization.

We invest primarily in first lien senior secured loans (including “unitranche” loans, which are loans that combine both senior and subordinated debt, generally in a first lien position), and second lien senior secured loans. In addition to senior secured loans, we also invest in subordinated debt (sometimes referred to as mezzanine debt), which in some cases includes an equity component, and preferred equity. First and second lien senior secured loans generally are senior debt instruments that rank ahead of subordinated debt of a given portfolio company. Subordinated debt and preferred equity are subordinated to senior loans and are generally unsecured. Our investments in corporate borrowers generally range between $30 million and $500 million each and investments in project finance/power generation projects generally range between $10 million and $200 million. However, the investment sizes may be more or less than these ranges and may vary based on, among other things, our capital availability, the composition of our portfolio and general micro- and macro-economic factors.

To a lesser extent, we also make common equity investments, which have generally been non-control equity investments of less than $20 million (usually in conjunction with a concurrent debt investment). However, we may increase the size or change the nature of these investments.

The proportion of these types of investments will change over time given our views on, among other things, the economic and credit environment in which we are operating. In pursuit of our investment objective we generally seek to self-originate investments and lead the investment process, which may result in us making commitments with respect to indebtedness or securities of a potential portfolio company in excess of our final investment. In such situations, while we may initially agree to fund up to a certain dollar amount of an investment, we may subsequently syndicate or sell a portion of such amount (including, without limitation, to vehicles managed by our portfolio company, Ivy Hill Asset Management, L.P. (“IHAM”)), such that we are left with a smaller investment than what was reflected in our original commitment. In addition to originating investments, we may also acquire investments in the secondary market (including purchases of a portfolio of investments). The first and second lien senior secured loans in which we invest generally have stated terms of three to 10 years and the mezzanine debt investments in which we invest generally have stated

terms of up to 10 years, but the expected average life of such first and second lien loans and mezzanine debt is generally between three and seven years. However, we may invest in loans and securities with any maturity or duration. The instruments in which we invest typically are not rated by any rating agency, but we believe that if such instruments were rated, they would be below investment grade (rated lower than “Baa3” by Moody’s Investors Service, lower than “BBB−” by Fitch Ratings or lower than “BBB−” by Standard & Poor’s Ratings Services), which, under the guidelines established by these entities, is an indication of having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Bonds that are rated below investment grade are sometimes referred to as “high yield bonds” or “junk bonds.” We may invest without limit in debt or other securities of any rating, as well as debt or other securities that have not been rated by any nationally recognized statistical rating organization.

We believe that our investment adviser, Ares Capital Management, is able to leverage the current investment platform, resources and existing relationships of Ares Management with financial sponsors, financial institutions, hedge funds and other investment firms to provide us with attractive investment opportunities. In addition to deal flow, the Ares investment platform assists our investment adviser in analyzing, structuring and monitoring investments. Ares has been in existence for over 20 years and its partners have experience in leveraged finance, private equity, distressed debt, commercial real estate finance, investment banking and capital markets. We have access to Ares’ investment professionals and administrative professionals, who provide assistance in accounting, finance, legal, compliance, operations, information technology and investor relations.

While our primary focus is to generate current income and capital appreciation through investments in first and second lien senior secured loans and mezzanine debt and, to a lesser extent, equity securities of eligible portfolio companies, we also may invest up to 30% of our portfolio in non-qualifying assets, as permitted by the Investment Company Act. See “Regulation” below. Specifically, as part of this 30% basket, we may invest in entities that are not considered “eligible portfolio companies” (as defined in the Investment Company Act), including companies located outside of the United States, entities that are operating pursuant to certain exceptions under the Investment Company Act, and publicly traded entities whose public equity market capitalization exceeds the levels provided for under the Investment Company Act.

See “Business” in our most recent Annual Report on Form 10-K for additional information about us.

Risk Factors [Table Text Block]

RISK FACTORS

You should carefully consider the risk factors described below and under the caption “Risk Factors” in the accompanying prospectus, together with all of the other information included or incorporated by reference in this prospectus supplement and the accompanying prospectus, including our consolidated financial statements and the related notes thereto, before you decide whether to make an investment in our securities. The risks set out below are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. If any of the following events occur, our business, financial condition and results of operations could be materially adversely affected.

RISKS RELATING TO THE NOTES

The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.

The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated, or junior, to any secured indebtedness we or our subsidiaries have currently incurred and may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of July 19, 2023, we had $1.9 billion aggregate principal amount of outstanding indebtedness under the Revolving Credit Facility. The Revolving Credit Facility is secured by certain assets in our portfolio and excludes investments held by Ares Capital CP under the Revolving Funding Facility, those held by ACJB LLC under the SMBC Funding Facility, those held by AFB LLC under the BNP Funding Facility and certain other investments; the indebtedness thereunder is therefore effectively senior to the Notes to the extent of the value of such assets.

The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Notes are obligations exclusively of Ares Capital and not of any of our subsidiaries. None of our subsidiaries is a guarantor of the Notes and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. A significant portion of the indebtedness required to be consolidated on our balance sheet is held through subsidiary financing vehicles and secured by certain assets of such subsidiaries. For example, the secured indebtedness with respect to the Revolving Funding Facility, the SMBC Funding Facility and the BNP Funding Facility is held through our consolidated subsidiaries, Ares Capital CP, ACJB LLC and AFB LLC, respectively. The assets of such subsidiaries are not directly available to satisfy the claims of our creditors, including holders of the Notes. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Financial Condition, Liquidity and Capital Resources — Debt Capital Activities” in our Quarterly Report on Form 10-Q for the quarter ended June 30, 2023, filed with the SEC on July 25, 2023 and incorporated by reference herein.

Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities (including trade payables) of any of our subsidiaries and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise. As of July 19, 2023, we had $850 million aggregate principal amount of outstanding indebtedness under the Revolving Funding Facility, $401 million aggregate principal amount of outstanding indebtedness under the SMBC Funding Facility and $475 million aggregate principal amount of outstanding indebtedness under the BNP Funding Facility. All of such indebtedness would be structurally senior to the Notes. In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.

The indenture will contain limited protection for holders of the Notes.

The indenture offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

●	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act or any successor provisions (giving effect to any exemptive relief granted to us by the SEC);
●	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;
●	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
●	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
●	enter into transactions with affiliates;
●	make investments; or
●	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. See in the accompanying prospectus “Risk Factors — Risks Relating to Our Business — In addition to regulatory requirements that restrict our ability to raise capital, the Facilities, the 2024 Convertible Notes and the Unsecured Notes contain various covenants that, if not complied with, could accelerate repayment under the Facilities, the 2024 Convertible Notes and the Unsecured Notes, thereby materially and adversely affecting our liquidity, financial condition and results of operations.” In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

We may not be able to repurchase the Notes upon a Change of Control Repurchase Event.

Upon the occurrence of a Change of Control Repurchase Event, as defined in the indenture, as supplemented, subject to certain conditions, we will be required to offer to repurchase all outstanding Notes at 100% of their principal amount, plus accrued and unpaid interest. The source of funds for that purchase of Notes will be our available cash or cash generated from our operations or other potential sources, including borrowings, investment repayments, sales of assets or sales of equity. We cannot assure you that sufficient funds from such sources will be available at the time of any Change of Control Repurchase Event to make required repurchases of Notes tendered. The terms of our Facilities provide that certain change of control events will constitute an event of default thereunder entitling the lenders to accelerate any indebtedness outstanding under the Facilities at that time and to terminate the Facilities. In addition, the indentures governing our $403 million aggregate principal amount of unsecured convertible notes that mature on March 1, 2024 (the “2024 Convertible Notes”), our $900 million aggregate principal amount of unsecured notes that mature on June 10, 2024 (the “2024 Notes”), our $600 million aggregate principal amount of unsecured notes that mature on March 1, 2025 (the “March 2025 Notes”), our $1.25 billion aggregate principal amount of unsecured notes that mature on July 15, 2025 (the “July 2025 Notes”), our $1.15 billion aggregate principal amount of unsecured notes that mature on January 15, 2026 (the “January 2026 Notes”), our $1.00 billion aggregate principal amount of unsecured notes that mature on July 15, 2026 (the “July 2026 Notes”), our $500 million aggregate principal amount of unsecured notes that mature on June 15, 2027 (the “2027 Notes”), our $1.25 billion aggregate principal amount of unsecured notes that mature on June 15, 2028 (the “2028 Notes”) and our $700 million aggregate principal amount of the 2031 Notes (the “2031 Notes” and together with the 2024 Notes, the March 2025 Notes, the July 2025 Notes, the January 2026 Notes, the July 2026 Notes, the 2027 Notes and the 2028 Notes, the “Investment Grade Notes”) contain a provision that would require us to offer to purchase the 2024 Convertible Notes and the Investment Grade Notes upon the occurrence of a fundamental change or a change of control repurchase event, as applicable. A failure to purchase any tendered 2024 Convertible Notes or the Investment Grade Notes would constitute an event of default under the indentures for the 2024 Convertible Notes or the Investment Grade Notes, as applicable, which would, in turn, constitute a default under the Facilities and the indenture. Our future debt instruments also may contain similar restrictions and provisions. If the holders of the Notes exercise their right to require us to repurchase all the Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under our future debt instruments, even if the Change of Control Repurchase Event itself would not cause a default. It is possible that we will not have sufficient funds at the time of the Change of Control Repurchase Event to make the required repurchase of the Notes and/or our other debt. See “Description of Notes — Offer to Repurchase Upon a Change of Control Repurchase Event.”

If an active trading market does not develop for the Notes, you may not be able to resell them.

The Notes are a new issue of debt securities for which there currently is no trading market. We do not intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

Any downgrade or withdrawal of the rating assigned by a rating agency to the Notes may cause their trading price to fall.

If a rating service were to rate the Notes and if such rating service were to downgrade or withdraw any such rating on the Notes or otherwise announces its intention to put the Notes on credit watch, the trading price of the Notes could decline.

Our credit ratings may not reflect all risks of an investment in the Notes.

Our credit ratings are an assessment by third parties of our ability to pay our obligations. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. Our credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed above on the market value of or trading market for the Notes.

Because the Notes will initially be held in book-entry form, holders of the Notes must rely on DTC’s procedures to exercise their rights and remedies.

We will initially issue the Notes in the form of one or more “global notes” registered in the name of Cede & Co., as nominee of DTC. Beneficial interests in global notes will be shown on, and transfers of global notes will be effected only through, the records maintained by DTC. Except in limited circumstances, we will not issue certificated notes. See “Description of Notes — Book-Entry, Settlement and Clearance.” Accordingly, if you own a beneficial interest in a global note, then you will not be considered an owner or holder of the Notes. Instead, DTC or its nominee will be the sole holder of the Notes. Payments of principal, interest and other amounts on global notes will be made to the paying agent, who will remit the payments to DTC. We expect that DTC will then credit those payments to the DTC participant accounts that hold book-entry interests in the global notes and that those participants will credit the payments to indirect DTC participants. Unlike persons who have certificated notes registered in their names, owners of beneficial interests in global notes will not have the direct right to act on our solicitations for consents or requests for waivers or other actions from holders of the Notes. Instead, those beneficial owners will be permitted to act only to the extent that they have received appropriate proxies to do so from DTC or, if applicable, a DTC participant. The applicable procedures for the granting of these proxies may not be sufficient to enable owners of beneficial interests in global notes to vote on any requested actions on a timely basis.

RISK FACTORS

You should carefully consider the risk factors described below, and in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and the risks discussed in the section titled “Item 1A. Risk Factors” in our Annual Report on Form 10-K, the section titled “Item 1A. Risk Factors,” which are incorporated by reference herein, in our most recent Quarterly Report on Form 10-Q, which are incorporated by reference herein, and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus or any prospectus supplement, together with all of the other information included in this prospectus, the accompanying prospectus supplement and any documents incorporated by reference herein, including our consolidated financial statements and the related notes thereto, before you decide whether to make an investment in our securities. The risks set out below and described in such documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. If any of the following events occur, our business, financial condition and results of operations could be materially adversely affected. In such case, the net asset value of our common stock and the trading price, if any, of our securities could decline, and you may lose all or part of your investment.

Investors in offerings of our common stock will likely incur immediate dilution upon the closing of such offering.

We generally expect the public offering price of any offering of shares of our common stock to be higher than the book value per share of our outstanding common stock (unless we offer shares pursuant to a rights offering or after obtaining prior approval for such issuance from our stockholders and our independent directors). Accordingly, investors purchasing shares of our common stock in offerings pursuant to this prospectus may pay a price per share that exceeds the tangible book value per share after such offering.

Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering. In addition, if the subscription price is less than our net asset value per share, then you will experience an immediate dilution of the aggregate net asset value of your shares.

In the event we issue subscription rights, stockholders who do not fully exercise their subscription rights should expect that they will, at the completion of a rights offering pursuant to this prospectus, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares will be purchased as a result of such rights offering.

In addition, if the subscription price is less than the net asset value per share of our common stock, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares as a result of the offering. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of a rights offering or what proportion of the shares will be purchased as a result of such rights offering. Such dilution could be substantial. See “Risk Factors—Risks Relating to Our Common Stock and Publicly Traded Notes—The net asset value per share of our common stock may be diluted if we sell shares of our common stock in one or more offerings at prices below the then current net asset value per share of our common stock or securities to subscribe for or convertible into shares of our common stock” in our most recent Annual Report on Form 10-K and “Sales of Common Stock Below Net Asset Value” below.

We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in high-quality short-term investments, which will generate lower rates of return than those expected from the interest generated on first and second lien senior secured loans and mezzanine debt.

We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in cash, cash equivalents, U.S. government securities and other high-quality short-term investments. These securities generally earn yields substantially lower than the income that we anticipate receiving once we are fully invested in accordance with our investment objective. As a result, we may not, for a time, be able to achieve our investment objective and/or we may need to, for a time, decrease the amount of any dividend that we may pay to our stockholders to a level that is substantially lower than the level that we expect to pay when the net proceeds of offerings are fully invested in accordance with our investment objective. If we do not realize yields in excess of our expenses, we may incur operating losses and the market price of our shares may decline.

Our stockholders may receive shares of our common stock as dividends, which could result in adverse cash flow consequences to them.

In order to satisfy the Annual Distribution Requirement applicable to RICs, we have the ability to declare a large portion of a dividend in shares of our common stock instead of in cash. As long as a portion of such dividend is paid in cash (which portion could be as low as 20%) and certain requirements are met, the entire distribution would be treated as a dividend for U.S. federal income tax purposes. As a result, a stockholder would be taxed on 100% of the fair market value of the shares received as part of the dividend on the date a stockholder received it in the same manner as a cash dividend, even though most of the dividend was paid in shares of our common stock.

We cannot predict how tax reform legislation will affect us, our investments, or our stockholders, and any such legislation could adversely affect our business.

Legislative or other actions relating to taxes could have a negative effect on us. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. In December 2017, the U.S. House of Representatives and U.S. Senate passed tax reform legislation the Tax Cuts and Jobs Act, which the President signed into law. Such legislation has made many changes to the Code, including significant changes to the taxation of business entities, the deductibility of interest expense, and the tax treatment of capital investment. We cannot predict with certainty how any changes in the tax laws might affect us, our stockholders, or our portfolio investments. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect our ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to us and our stockholders of such qualification, or could have other adverse consequences. Stockholders are urged to consult with their tax advisor regarding tax legislative, regulatory, or administrative developments and proposals and their potential effect on an investment in our securities.

Share Price [Table Text Block]

				High	Low
				Sales Price	Sales Price
				Premium	Premium	Cash
	Net			(Discount)	(Discount)	Dividend
	Asset	Price Range		to Net Asset	to Net Asset	Per
	Value(1)	High	Low	Value(2)	Value(2)	Share(3)
Year ended December 31, 2019
First Quarter	$17.21	$17.48	$15.28	1.57%	(11.21)%	$0.48	(4)
Second Quarter	$17.27	$18.12	$17.22	4.92%	(0.29)%	$0.40
Third Quarter	$17.26	$19.19	$17.99	11.18%	4.23%	$0.40
Fourth Quarter	$17.32	$19.02	$18.10	9.82%	4.50%	$0.40
Year ended December 31, 2020
First Quarter	$15.58	$19.23	$8.08	23.43%	(48.14)%	$0.40
Second Quarter	$15.83	$16.20	$9.13	2.34%	(42.32)%	$0.40
Third Quarter	$16.48	$15.02	$13.27	(8.86)%	(19.48)%	$0.40
Fourth Quarter	$16.97	$17.28	$13.82	1.83%	(18.56)%	$0.40
Year ended December 31, 2021
First Quarter	$17.45	$19.23	$16.51	10.20%	(5.39)%	$0.40
Second Quarter (through May 28, 2021)	*	$19.67	$18.29	*	*	*
(1)	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant quarter.
(2)	Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the applicable quarter).
(3)	Represents the dividend or distribution declared in the relevant quarter.
(4)	Consists of a quarterly dividend of $0.40 per share and additional dividends of $0.02 per share, all of which were declared in the first quarter of 2019, paid on March 29, 2019, June 28, 2019, September 30, 2019 and December 27, 2019 to stockholders of record as of March 15, 2019, June 14, 2019, September 16, 2019 and December 16, 2019, respectively, subject to the satisfaction of certain Maryland Law requirements.

Lowest Price or Bid							$ 18.29	$ 16.51	$ 13.82	$ 13.27	$ 9.13	$ 8.08	$ 18.10	$ 17.99	$ 17.22	$ 15.28
Highest Price or Bid							$ 19.67	$ 19.23	$ 17.28	$ 15.02	$ 16.20	$ 19.23	$ 19.02	$ 19.19	$ 18.12	$ 17.48
Highest Price or Bid, Premium (Discount) to NAV [Percent]								10.20%	1.83%	(8.86%)	2.34%	23.43%	9.82%	11.18%	4.92%	1.57%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]								(5.39%)	(18.56%)	(19.48%)	(42.32%)	(48.14%)	4.50%	4.23%	(0.29%)	(11.21%)
Latest Share Price				$ 19.47
Latest Premium (Discount) to NAV [Percent]			11.58%
Latest NAV						$ 17.45
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law and on our charter and bylaws. This summary is not necessarily complete, and we refer you to the Maryland General Corporation Law and our charter and bylaws for a more detailed description of the provisions summarized below.

STOCK

Our authorized stock consists of 600,000,000 shares of stock, par value $0.001 per share, all of which are currently designated as common stock. Our common stock trades on The NASDAQ Global Select Market under the symbol “ARCC.” On May 28, 2021, the last reported sales price of our common stock on The NASDAQ Global Select Market was $19.47 per share. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our stockholders generally are not personally liable for our indebtedness or obligations.

Under our charter, our board of directors is authorized to classify any unissued shares of stock and reclassify any previously classified but unissued shares of stock into one or more classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. As permitted by the Maryland General Corporation Law, our charter provides that a majority of the entire board of directors, without any action by our stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

Common Stock

All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay off all indebtedness and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.

Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of our directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors.

The following are our outstanding classes of capital stock as of May 28, 2021:

		(3)	(4)
		Amount Held by	Amount Outstanding
	(2)	Registrant	Exclusive of Amount
(1)	Amount	or for its	Shown Under
Title of Class	Authorized	Account	Column(3)
Common Stock	600,000,000	—	439,751,766

Preferred Stock

Our charter authorizes our board of directors to classify any unissued shares of stock and reclassify any previously classified but unissued shares of stock into other classes or series of stock, including preferred stock. Prior to issuance of shares of each class or series, the board of directors is required by Maryland law and by our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, our board of directors could authorize the issuance of shares of our preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest.

You should note, however, that any issuance of preferred stock must comply with the requirements of the Investment Company Act. The Investment Company Act requires, among other things, that (a) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other indebtedness and senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be and (b) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two years or more. Certain matters under the Investment Company Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a BDC. We believe that the availability for issuance of preferred stock may provide us with increased flexibility in structuring future financings and acquisitions.

Security Obligations of Ownership [Text Block]			There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our stockholders generally are not personally liable for our indebtedness or obligations.
Rights Subject to Other than Majority Vote [Text Block]

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. You should read the prospectus supplement related to any such subscription rights offering.

Rights Limited by Other Securities [Text Block]
●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Long Term Debt [Table Text Block]

DESCRIPTION OF OUR DEBT SECURITIES

We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read this prospectus and the prospectus supplement relating to that particular series.

As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and U.S. Bank National Association, a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “Events of Default—Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us.

Because this section is a summary, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. For example, in this section, we use capitalized words to signify terms that are specifically defined in the indenture. Some of the definitions are repeated in this prospectus, but for the rest you will need to read the indenture. We have filed the form of the indenture with the SEC. See “Available Information” below for information on how to obtain a copy of the indenture.

The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including, among other things:

●	the designation or title of the series of debt securities;
●	the total principal amount of the series of debt securities;
●	the percentage of the principal amount at which the series of debt securities will be offered;
●	the date or dates on which principal will be payable;
●	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
●	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
●	the terms for redemption, extension or early repayment, if any;
●	the currencies in which the series of debt securities are issued and payable;
●	whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
●	the place or places, if any, other than or in addition to the City of New York, of payment, transfer, conversion and/or exchange of the debt securities;
●	the denominations in which the offered debt securities will be issued;
●	the provision for any sinking fund;
●	any restrictive covenants;
●	any Events of Default;
●	whether the series of debt securities is issuable in certificated form;
●	any provisions for defeasance or covenant defeasance;
●	if applicable, U.S. federal income tax considerations relating to original issue discount;
●	whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
●	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
●	whether the debt securities are subject to subordination and the terms of such subordination;
●	the listing, if any, on a securities exchange; and
●	any other terms.

The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

We are currently permitted, under specified conditions, to issue multiple classes of indebtedness if our asset coverage, calculated pursuant to the Investment Company Act, is at least equal to 150% immediately after each such issuance (i.e., we are able to borrow up to two dollars for every dollar we have in assets less all liabilities and indebtedness not represented by senior securities issued by us). In addition, while any indebtedness and senior securities remain outstanding, we must make provisions to prohibit the distribution to our stockholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We may also borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Risk Factors—Risks Relating to Our Business—Regulations governing our operation as a BDC affect our ability to, and the way in which we, raise additional capital” in our most recent Annual Report on Form 10-K.

GENERAL

The indenture provides that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“underlying debt securities”) may be issued under the indenture in one or more series.

For purposes of this prospectus, any reference to the payment of principal of or premium or interest, if any, on debt securities will include additional amounts if required by the terms of the debt securities.

The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.

The indenture does not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.

We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants that are described below, including any addition of a covenant or other provision providing event risk or similar protection.

We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.

We expect that we will usually issue debt securities in book entry only form represented by global securities.

CONVERSION AND EXCHANGE

If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.

PAYMENT AND PAYING AGENTS

We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.

Payments on Certificated Securities

We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date by check mailed on the interest payment date to the holder at his or her address shown on the trustee’s records as of the close of business on the regular record date. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, NY and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.

Alternatively, if the holder asks us to do so, we will pay any amount that becomes due on the debt security by wire transfer of immediately available funds to an account at a bank in New York City, on the due date. To request payment by wire, the holder must give the applicable trustee or other paying agent appropriate transfer instructions at least 15 business days before the requested wire payment is due. In the case of any interest payment due on an interest payment date, the instructions must be given by the person who is the holder on the relevant regular record date. Any wire instructions, once properly given, will remain in effect unless and until new instructions are given in the manner described above.

Payment When Offices Are Closed

If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the accompanying prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.

EVENTS OF DEFAULT

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following (unless the prospectus supplement relating to such debt securities states otherwise):

●	We do not pay the principal of, or any premium on, a debt security of the series on its due date, and do not cure this default within 5 days.
●	We do not pay interest on a debt security of the series when due, and such default is not cured within 30 days.
●	We do not deposit any sinking fund payment in respect of debt securities of the series on its due date, and do not cure this default within 5 days.
●	We remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25% of the principal amount of debt securities of the series.
●	We file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days.
●	On the last business day of each of twenty-four consecutive calendar months, we have an asset coverage of less than 100%.
●	Any other Event of Default in respect of debt securities of the series described in the applicable prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium or interest, if it considers the withholding of notice to be in the best interests of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25% in principal amount of the debt securities of the affected series may declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the debt securities of the affected series.

The trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”) (Section 315 of the Trust Indenture Act of 1939). If reasonable indemnity is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	You must give your trustee written notice that an Event of Default has occurred and remains uncured.
●	The holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer reasonable indemnity to the trustee against the cost and other liabilities of taking that action.
●	The trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity.
●	The holders of a majority in principal amount of the debt securities must not have given the trustee a direction inconsistent with the above notice during that 60 day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Holders of a majority in principal amount of the debt securities of the affected series may waive any past defaults other than:

●	the payment of principal, any premium or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

MERGER OR CONSOLIDATION

Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, unless the prospectus supplement relating to certain debt securities states otherwise, we may not take any of these actions unless all the following conditions are met:

●	Where we merge out of existence or sell our assets, the resulting entity must agree to be legally responsible for our obligations under the debt securities.
●	Immediately after giving effect to such transaction, no Default or Event of Default shall have happened and be continuing.
●	Under the indenture, no merger or sale of assets may be made if as a result any of our property or assets or any property or assets of one of our subsidiaries, if any, would become subject to any mortgage, lien or other encumbrance unless either (a) the mortgage, lien or other encumbrance could be created pursuant to the limitation on liens covenant in the indenture without equally and ratably securing the indenture securities or (b) the indenture securities are secured equally and ratably with or prior to the debt secured by the mortgage, lien or other encumbrance.
●	We must deliver certain certificates and documents to the trustee.
●	We must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

MODIFICATION OR WAIVER

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Your Approval

First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on a debt security;
●	reduce any amounts due on a debt security;
●	reduce the amount of principal payable upon acceleration of the maturity of a security following a default;
●	adversely affect any right of repayment at the holder’s option;
●	change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
●	impair your right to sue for payment;
●	adversely affect any right to convert or exchange a debt security in accordance with its terms;
●	modify the subordination provisions in the indenture in a manner that is adverse to holders of the debt securities;
●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
●	modify any other aspect of the provisions of the indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	If the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series.
●	If the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

The holders of a majority in principal amount of all of the series of debt securities issued under an indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “—Changes Requiring Your Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

●	For original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default.
●	For debt securities whose principal amount is not known (for example, because it is based on an index), we will use a special rule for that debt security described in the prospectus supplement.
●	For debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “Defeasance—Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

DEFEASANCE

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

If certain conditions are satisfied, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions described under “Indenture Provisions—Subordination” below. In order to achieve covenant defeasance, we must do the following:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates.
●	We must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity.

We must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the Investment Company Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates.
●	We must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit.
●	We must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the Investment Company Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “Indenture Provisions—Subordination.”

FORM, EXCHANGE AND TRANSFER OF CERTIFICATED REGISTERED SECURITIES

Holders may exchange their certificated securities, if any, for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed.

Holders may exchange or transfer their certificated securities, if any, at the office of their trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.

Holders will not be required to pay a service charge to transfer or exchange their certificated securities, if any, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.

If we have designated additional transfer agents for your debt security, they will be named in your prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.

If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.

RESIGNATION OF TRUSTEE

Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

INDENTURE PROVISIONS—SUBORDINATION

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture. “Senior Indebtedness” is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indenture and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities, and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.

THE TRUSTEE UNDER THE INDENTURE

U.S. Bank National Association will serve as the trustee under the indenture.

CERTAIN CONSIDERATIONS RELATING TO FOREIGN CURRENCIES

Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.

BOOK-ENTRY DEBT SECURITIES

The Depository Trust Company (“DTC”), New York, NY, will act as securities depository for the debt securities. The debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC. If, however, the aggregate principal amount of any issue exceeds $500 million, one certificate will be issued with respect to each $500 million of principal amount, and an additional certificate will be issued with respect to any remaining principal amount of such issue.

DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants (“Direct Participants”) deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”).

DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly (“Indirect Participants”). DTC has a Standard & Poor’s rating of AA+. The DTC Rules applicable to its Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.

Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security (“Beneficial Owner”) is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.

To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to the debt securities unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct

Participants to whose accounts the debt securities are credited on the record date (identified in a listing attached to the Omnibus Proxy).

Redemption proceeds, distributions, and dividend payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC or its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

DTC may discontinue providing its services as depository with respect to the debt securities at any time by giving reasonable notice to us or the trustee. Under such circumstances, in the event that a successor depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

Long Term Debt, Title [Text Block]			DEBT SECURITIES
Long Term Debt, Principal		$ 11,400,000,000			$ 8,800,000,000
Long Term Debt, Structuring [Text Block]

INDENTURE PROVISIONS—SUBORDINATION

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture. “Senior Indebtedness” is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed (other than indenture securities issued under the indenture and denominated as subordinated debt securities), unless in the instrument creating or evidencing the same or under which the same is outstanding it is provided that this indebtedness is not senior or prior in right of payment to the subordinated debt securities, and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.

Long Term Debt, Dividends and Covenants [Text Block]

EVENTS OF DEFAULT

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following (unless the prospectus supplement relating to such debt securities states otherwise):

●	We do not pay the principal of, or any premium on, a debt security of the series on its due date, and do not cure this default within 5 days.
●	We do not pay interest on a debt security of the series when due, and such default is not cured within 30 days.
●	We do not deposit any sinking fund payment in respect of debt securities of the series on its due date, and do not cure this default within 5 days.
●	We remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25% of the principal amount of debt securities of the series.
●	We file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days.
●	On the last business day of each of twenty-four consecutive calendar months, we have an asset coverage of less than 100%.
●	Any other Event of Default in respect of debt securities of the series described in the applicable prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium or interest, if it considers the withholding of notice to be in the best interests of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25% in principal amount of the debt securities of the affected series may declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the debt securities of the affected series.

The trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”) (Section 315 of the Trust Indenture Act of 1939). If reasonable indemnity is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	You must give your trustee written notice that an Event of Default has occurred and remains uncured.
●	The holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer reasonable indemnity to the trustee against the cost and other liabilities of taking that action.
●	The trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity.
●	The holders of a majority in principal amount of the debt securities must not have given the trustee a direction inconsistent with the above notice during that 60 day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Holders of a majority in principal amount of the debt securities of the affected series may waive any past defaults other than:

●	the payment of principal, any premium or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

DEFEASANCE

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

If certain conditions are satisfied, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions described under “Indenture Provisions—Subordination” below. In order to achieve covenant defeasance, we must do the following:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates.
●	We must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity.

We must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the Investment Company Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	If the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates.
●	We must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit.
●	We must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the Investment Company Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “Indenture Provisions—Subordination.”

Outstanding Security, Title [Text Block]			common stock
Outstanding Security, Authorized [Shares]				600,000,000
Outstanding Security, Not Held [Shares]				439,751,766
Notes Will be Unsecured and Therefore Will be Effectively Subordinated to Any Secured Indebtedness Currently Incurred or May Incur in Future [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.

The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated, or junior, to any secured indebtedness we or our subsidiaries have currently incurred and may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of July 19, 2023, we had $1.9 billion aggregate principal amount of outstanding indebtedness under the Revolving Credit Facility. The Revolving Credit Facility is secured by certain assets in our portfolio and excludes investments held by Ares Capital CP under the Revolving Funding Facility, those held by ACJB LLC under the SMBC Funding Facility, those held by AFB LLC under the BNP Funding Facility and certain other investments; the indebtedness thereunder is therefore effectively senior to the Notes to the extent of the value of such assets.

Notes Will be Structurally Subordinated to Indebtedness and Other Liabilities of Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Notes are obligations exclusively of Ares Capital and not of any of our subsidiaries. None of our subsidiaries is a guarantor of the Notes and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. A significant portion of the indebtedness required to be consolidated on our balance sheet is held through subsidiary financing vehicles and secured by certain assets of such subsidiaries. For example, the secured indebtedness with respect to the Revolving Funding Facility, the SMBC Funding Facility and the BNP Funding Facility is held through our consolidated subsidiaries, Ares Capital CP, ACJB LLC and AFB LLC, respectively. The assets of such subsidiaries are not directly available to satisfy the claims of our creditors, including holders of the Notes. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Financial Condition, Liquidity and Capital Resources — Debt Capital Activities” in our Quarterly Report on Form 10-Q for the quarter ended June 30, 2023, filed with the SEC on July 25, 2023 and incorporated by reference herein.

Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities (including trade payables) of any of our subsidiaries and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise. As of July 19, 2023, we had $850 million aggregate principal amount of outstanding indebtedness under the Revolving Funding Facility, $401 million aggregate principal amount of outstanding indebtedness under the SMBC Funding Facility and $475 million aggregate principal amount of outstanding indebtedness under the BNP Funding Facility. All of such indebtedness would be structurally senior to the Notes. In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.

Indenture will Contain Limited Protection for Holders of Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The indenture will contain limited protection for holders of the Notes.

The indenture offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

●	issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act or any successor provisions (giving effect to any exemptive relief granted to us by the SEC);
●	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;
●	sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
●	create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
●	enter into transactions with affiliates;
●	make investments; or
●	create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. See in the accompanying prospectus “Risk Factors — Risks Relating to Our Business — In addition to regulatory requirements that restrict our ability to raise capital, the Facilities, the 2024 Convertible Notes and the Unsecured Notes contain various covenants that, if not complied with, could accelerate repayment under the Facilities, the 2024 Convertible Notes and the Unsecured Notes, thereby materially and adversely affecting our liquidity, financial condition and results of operations.” In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

May Not be Able to Repurchase Notes upon a Change of Control Repurchase Event [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may not be able to repurchase the Notes upon a Change of Control Repurchase Event.

Upon the occurrence of a Change of Control Repurchase Event, as defined in the indenture, as supplemented, subject to certain conditions, we will be required to offer to repurchase all outstanding Notes at 100% of their principal amount, plus accrued and unpaid interest. The source of funds for that purchase of Notes will be our available cash or cash generated from our operations or other potential sources, including borrowings, investment repayments, sales of assets or sales of equity. We cannot assure you that sufficient funds from such sources will be available at the time of any Change of Control Repurchase Event to make required repurchases of Notes tendered. The terms of our Facilities provide that certain change of control events will constitute an event of default thereunder entitling the lenders to accelerate any indebtedness outstanding under the Facilities at that time and to terminate the Facilities. In addition, the indentures governing our $403 million aggregate principal amount of unsecured convertible notes that mature on March 1, 2024 (the “2024 Convertible Notes”), our $900 million aggregate principal amount of unsecured notes that mature on June 10, 2024 (the “2024 Notes”), our $600 million aggregate principal amount of unsecured notes that mature on March 1, 2025 (the “March 2025 Notes”), our $1.25 billion aggregate principal amount of unsecured notes that mature on July 15, 2025 (the “July 2025 Notes”), our $1.15 billion aggregate principal amount of unsecured notes that mature on January 15, 2026 (the “January 2026 Notes”), our $1.00 billion aggregate principal amount of unsecured notes that mature on July 15, 2026 (the “July 2026 Notes”), our $500 million aggregate principal amount of unsecured notes that mature on June 15, 2027 (the “2027 Notes”), our $1.25 billion aggregate principal amount of unsecured notes that mature on June 15, 2028 (the “2028 Notes”) and our $700 million aggregate principal amount of the 2031 Notes (the “2031 Notes” and together with the 2024 Notes, the March 2025 Notes, the July 2025 Notes, the January 2026 Notes, the July 2026 Notes, the 2027 Notes and the 2028 Notes, the “Investment Grade Notes”) contain a provision that would require us to offer to purchase the 2024 Convertible Notes and the Investment Grade Notes upon the occurrence of a fundamental change or a change of control repurchase event, as applicable. A failure to purchase any tendered 2024 Convertible Notes or the Investment Grade Notes would constitute an event of default under the indentures for the 2024 Convertible Notes or the Investment Grade Notes, as applicable, which would, in turn, constitute a default under the Facilities and the indenture. Our future debt instruments also may contain similar restrictions and provisions. If the holders of the Notes exercise their right to require us to repurchase all the Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under our future debt instruments, even if the Change of Control Repurchase Event itself would not cause a default. It is possible that we will not have sufficient funds at the time of the Change of Control Repurchase Event to make the required repurchase of the Notes and/or our other debt. See “Description of Notes — Offer to Repurchase Upon a Change of Control Repurchase Event.”

Risk of Reselling the Notes if an Active Trading Market Does Not Develop for Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If an active trading market does not develop for the Notes, you may not be able to resell them.

The Notes are a new issue of debt securities for which there currently is no trading market. We do not intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

Downgrade or Withdrawal of Rating Assigned by a Rating Agency to the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Any downgrade or withdrawal of the rating assigned by a rating agency to the Notes may cause their trading price to fall.

If a rating service were to rate the Notes and if such rating service were to downgrade or withdraw any such rating on the Notes or otherwise announces its intention to put the Notes on credit watch, the trading price of the Notes could decline.

Credit Ratings May Not Reflect all Risks of an Investment in the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our credit ratings may not reflect all risks of an investment in the Notes.

Our credit ratings are an assessment by third parties of our ability to pay our obligations. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. Our credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed above on the market value of or trading market for the Notes.

Notes Will Initially be Held in Book-Entry Form, Holders of Notes Must Rely on DTC’s Procedures to Exercise their Rights and Remedies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Because the Notes will initially be held in book-entry form, holders of the Notes must rely on DTC’s procedures to exercise their rights and remedies.

We will initially issue the Notes in the form of one or more “global notes” registered in the name of Cede & Co., as nominee of DTC. Beneficial interests in global notes will be shown on, and transfers of global notes will be effected only through, the records maintained by DTC. Except in limited circumstances, we will not issue certificated notes. See “Description of Notes — Book-Entry, Settlement and Clearance.” Accordingly, if you own a beneficial interest in a global note, then you will not be considered an owner or holder of the Notes. Instead, DTC or its nominee will be the sole holder of the Notes. Payments of principal, interest and other amounts on global notes will be made to the paying agent, who will remit the payments to DTC. We expect that DTC will then credit those payments to the DTC participant accounts that hold book-entry interests in the global notes and that those participants will credit the payments to indirect DTC participants. Unlike persons who have certificated notes registered in their names, owners of beneficial interests in global notes will not have the direct right to act on our solicitations for consents or requests for waivers or other actions from holders of the Notes. Instead, those beneficial owners will be permitted to act only to the extent that they have received appropriate proxies to do so from DTC or, if applicable, a DTC participant. The applicable procedures for the granting of these proxies may not be sufficient to enable owners of beneficial interests in global notes to vote on any requested actions on a timely basis.

Investors In Offerings Of Common Stock Will Likely Incur Immediate Dilution Upon The Closing Of Such Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investors in offerings of our common stock will likely incur immediate dilution upon the closing of such offering.

We generally expect the public offering price of any offering of shares of our common stock to be higher than the book value per share of our outstanding common stock (unless we offer shares pursuant to a rights offering or after obtaining prior approval for such issuance from our stockholders and our independent directors). Accordingly, investors purchasing shares of our common stock in offerings pursuant to this prospectus may pay a price per share that exceeds the tangible book value per share after such offering.

Interest May Be Diluted If Subscription Rights Is Not Fully Exercised And If Subscription Price Is Less Than Net Asset Value Per Share [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Your interest in us may be diluted if you do not fully exercise your subscription rights in any rights offering. In addition, if the subscription price is less than our net asset value per share, then you will experience an immediate dilution of the aggregate net asset value of your shares.

In the event we issue subscription rights, stockholders who do not fully exercise their subscription rights should expect that they will, at the completion of a rights offering pursuant to this prospectus, own a smaller proportional interest in us than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares will be purchased as a result of such rights offering.

In addition, if the subscription price is less than the net asset value per share of our common stock, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares as a result of the offering. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of a rights offering or what proportion of the shares will be purchased as a result of such rights offering. Such dilution could be substantial. See “Risk Factors—Risks Relating to Our Common Stock and Publicly Traded Notes—The net asset value per share of our common stock may be diluted if we sell shares of our common stock in one or more offerings at prices below the then current net asset value per share of our common stock or securities to subscribe for or convertible into shares of our common stock” in our most recent Annual Report on Form 10-K and “Sales of Common Stock Below Net Asset Value” below.

Investment In High Quality Short Term Investments Which May Generate Lower Rates Of Return [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in high-quality short-term investments, which will generate lower rates of return than those expected from the interest generated on first and second lien senior secured loans and mezzanine debt.

We may initially invest a portion of the net proceeds of offerings pursuant to this prospectus primarily in cash, cash equivalents, U.S. government securities and other high-quality short-term investments. These securities generally earn yields substantially lower than the income that we anticipate receiving once we are fully invested in accordance with our investment objective. As a result, we may not, for a time, be able to achieve our investment objective and/or we may need to, for a time, decrease the amount of any dividend that we may pay to our stockholders to a level that is substantially lower than the level that we expect to pay when the net proceeds of offerings are fully invested in accordance with our investment objective. If we do not realize yields in excess of our expenses, we may incur operating losses and the market price of our shares may decline.

Stockholders May Receive Shares Of Common Stock As Dividends Which Could Result In Adverse Cash Flow Consequences To Stockholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our stockholders may receive shares of our common stock as dividends, which could result in adverse cash flow consequences to them.

In order to satisfy the Annual Distribution Requirement applicable to RICs, we have the ability to declare a large portion of a dividend in shares of our common stock instead of in cash. As long as a portion of such dividend is paid in cash (which portion could be as low as 20%) and certain requirements are met, the entire distribution would be treated as a dividend for U.S. federal income tax purposes. As a result, a stockholder would be taxed on 100% of the fair market value of the shares received as part of the dividend on the date a stockholder received it in the same manner as a cash dividend, even though most of the dividend was paid in shares of our common stock.

Unable To Predict Impact Of Tax Reform Legislation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We cannot predict how tax reform legislation will affect us, our investments, or our stockholders, and any such legislation could adversely affect our business.

Legislative or other actions relating to taxes could have a negative effect on us. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. In December 2017, the U.S. House of Representatives and U.S. Senate passed tax reform legislation the Tax Cuts and Jobs Act, which the President signed into law. Such legislation has made many changes to the Code, including significant changes to the taxation of business entities, the deductibility of interest expense, and the tax treatment of capital investment. We cannot predict with certainty how any changes in the tax laws might affect us, our stockholders, or our portfolio investments. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect our ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to us and our stockholders of such qualification, or could have other adverse consequences. Stockholders are urged to consult with their tax advisor regarding tax legislative, regulatory, or administrative developments and proposals and their potential effect on an investment in our securities.

Common Stock 1 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]			Common Stock
Security Dividends [Text Block]			Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor.
Security Voting Rights [Text Block]

Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of our directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors.

Security Liquidation Rights [Text Block]			In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay off all indebtedness and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]			Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Securities [Table Text Block]

The following are our outstanding classes of capital stock as of May 28, 2021:

		(3)	(4)
		Amount Held by	Amount Outstanding
	(2)	Registrant	Exclusive of Amount
(1)	Amount	or for its	Shown Under
Title of Class	Authorized	Account	Column(3)
Common Stock	600,000,000	—	439,751,766

Preferred Stock 1 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]			Preferred Stock
Security Dividends [Text Block]

For any class or series of preferred stock that we may issue, our board of directors will determine and the articles supplementary and the prospectus supplement relating to such class or series will describe:

●	the rate and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such class or series, as well as whether such dividends are participating or non-participating;

Security Voting Rights [Text Block]	the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two years or more. Certain matters under the Investment Company Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would vote separately from the holders of common stock on a proposal to cease operations as a BDC.
●	the voting powers, if any, of the holders of shares of such class or series;

Security Liquidation Rights [Text Block]
●	the rights and preferences, if any, of holders of shares of such class or series upon our liquidation, dissolution or winding up of our affairs;

Security Liabilities [Text Block]
●	any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such class or series are outstanding;

Security Preemptive and Other Rights [Text Block]
●	any other relative powers, preferences and participating, optional or special rights of shares of such class or series, and the qualifications, limitations or restrictions thereof.

Preferred Stock Restrictions, Arrearage [Text Block]			the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two years or more.
Preferred Stock Restrictions, Other [Text Block]			any conditions or restrictions on our ability to issue additional shares of such class or series or other securities
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]			SUBSCRIPTION RIGHTS
Other Security, Description [Text Block]

DESCRIPTION OF OUR SUBSCRIPTION RIGHTS

GENERAL

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. You should read the prospectus supplement related to any such subscription rights offering.

The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

●	the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);
●	the title of such subscription rights;
●	the exercise price for such subscription rights (or method of calculation thereof);
●	the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);
●	the number of such subscription rights issued to each stockholder;
●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;
●	the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);
●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
●	any termination right we may have in connection with such subscription rights offering; and
●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

We will not offer any subscription rights to purchase shares of our common stock under this prospectus or an accompanying prospectus supplement without first filing a new post-effective amendment to the registration statement.

EXERCISE OF SUBSCRIPTION RIGHTS

Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Warrants or Rights, Called Title			subscription rights
Warrants [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]			WARRANTS
Other Security, Description [Text Block]

DESCRIPTION OF OUR WARRANTS

The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants. You should read the prospectus supplement related to any warrants offering.

We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common stock, preferred stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.

A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

●	the title of such warrants;
●	the aggregate number of such warrants;
●	the price or prices at which such warrants will be issued;
●	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
●	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
●	in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
●	in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
●	the date on which the right to exercise such warrants shall commence and the date on which such right will expire;
●	whether such warrants will be issued in registered form or bearer form;
●	if applicable, the minimum or maximum amount of such warrants that may be exercised at any one time;
●	if applicable, the date on and after which such warrants and the related securities will be separately transferable;
●	information with respect to book-entry procedures, if any;
●	the terms of the securities issuable upon exercise of the warrants;
●	if applicable, a discussion of certain U.S. federal income tax considerations; and
●	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.

Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.

Under the Investment Company Act, we may generally only offer warrants provided that (a) the warrants expire by their terms within ten years, (b) the exercise or conversion price is not less than the current market value at the date of issuance, (c) our stockholders authorize the proposal to issue such warrants, and our board of directors approves such issuance on the basis that the issuance is in the best interests of Ares Capital and its stockholders and (d) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The Investment Company Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, as well as options and rights, at the time of issuance may not exceed 25% of our outstanding voting securities.

Warrants or Rights, Called Title			warrants
Units [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]			UNITS
Other Security, Description [Text Block]

DESCRIPTION OF OUR UNITS

The following is a general description of the terms of the units we may issue from time to time. Particular terms of any units we offer will be described in the prospectus supplement relating to such units. For a complete description of the terms of particular units, you should read this prospectus and the prospectus supplement relating to those particular units.

We may issue units comprised of one or more of the other securities described in this prospectus in any combination. Each unit may also include debt obligations of third parties, such as U.S. Treasury securities. Each unit will be issued so that the holder of the unit is also the holder of each security included in the unit. Thus, the holder of a unit will have the rights and obligations of a holder of each included security.

A prospectus supplement will describe the particular terms of any series of units we may issue, including the following:

●	the designation and terms of the units and of the securities comprising the units, including whether and under what circumstances the securities comprising the units may be held or transferred separately;
●	a description of the terms of any unit agreement governing the units;
●	a description of the provisions for the payment, settlement, transfer or exchange of the units; and
●	whether the units will be issued in fully registered or global form.

We will not offer any units under this prospectus or an accompanying prospectus supplement without first filing a new post-effective amendment to the registration statement.

Warrants or Rights, Called Title			units
Revolving Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 1,922,000,000	$ 2,246,000,000	$ 1,507,000,000	$ 1,180,000,000	$ 2,250,000,000	$ 1,064,000,000	$ 395,000,000	$ 571,000,000	$ 515,000,000	$ 170,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792	$ 1,824	$ 2,042	$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292
Revolving Fund Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 850,000,000	$ 800,000,000	$ 762,000,000	$ 1,027,000,000	$ 638,000,000	$ 520,000,000	$ 600,000,000	$ 155,000,000	$ 250,000,000	$ 324,000,000	$ 185,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792	$ 1,824	$ 2,042	$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292	$ 2,547
SMBC Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 401,000,000	$ 451,000,000	$ 401,000,000	$ 453,000,000	$ 301,000,000	$ 245,000,000	$ 60,000,000	$ 105,000,000	$ 110,000,000	$ 62,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792	$ 1,824	$ 2,042	$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292
BNP Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 475,000,000	$ 245,000,000		$ 150,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792	$ 1,824
SBA Debentures [Member]
Financial Highlights [Abstract]
Senior Securities Amount																								$ 25,000,000	$ 22,000,000
Senior Securities Coverage per Unit																								$ 2,296	$ 2,213
February 2016 Convertible Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																									$ 575,000,000	$ 575,000,000	$ 575,000,000
Senior Securities Coverage per Unit																									$ 2,213	$ 2,292	$ 2,547
June 2016 Convertible Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																									$ 230,000,000	$ 230,000,000	$ 230,000,000
Senior Securities Coverage per Unit																									$ 2,213	$ 2,292	$ 2,547
Convertible Notes 2017 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																								$ 163,000,000	$ 163,000,000	$ 163,000,000	$ 163,000,000
Senior Securities Coverage per Unit																								$ 2,296	$ 2,213	$ 2,292	$ 2,547
Convertible Notes 2018 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																							$ 270,000,000	$ 270,000,000	$ 270,000,000	$ 270,000,000	$ 270,000,000
Senior Securities Coverage per Unit																							$ 2,415	$ 2,296	$ 2,213	$ 2,292	$ 2,547
Convertible Notes 2019 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																						$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000
Senior Securities Coverage per Unit																						$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292	$ 2,547
Convertible Notes 2022 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																			$ 388,000,000	$ 388,000,000	$ 388,000,000	$ 388,000,000	$ 388,000,000
Senior Securities Coverage per Unit																			$ 1,792	$ 1,824	$ 2,042	$ 2,362	$ 2,415
Convertible Notes 2024 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 403,000,000	$ 403,000,000	$ 403,000,000	$ 403,000,000	$ 403,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792	$ 1,824	$ 2,042
Notes 2018 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																							$ 750,000,000	$ 750,000,000	$ 750,000,000	$ 750,000,000	$ 600,000,000
Senior Securities Coverage per Unit																							$ 2,415	$ 2,296	$ 2,213	$ 2,292	$ 2,547
Notes 2020 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																						$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 400,000,000
Senior Securities Coverage per Unit																						$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292
Notes 2022 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000
Senior Securities Coverage per Unit																				$ 1,824	$ 2,042	$ 2,362	$ 2,415	$ 2,296
February 2022 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																										$ 144,000,000	$ 144,000,000
Senior Securities Coverage per Unit																										$ 2,292	$ 2,547
Senior Securities Average Market Value per Unit																										$ 1,024	$ 1,043
October 2022 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																								$ 183,000,000	$ 183,000,000	$ 183,000,000	$ 183,000,000
Senior Securities Coverage per Unit																								$ 2,296	$ 2,213	$ 2,292	$ 2,547
Senior Securities Average Market Value per Unit																								$ 1,017	$ 1,011	$ 1,013	$ 993
Notes 2040 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																										$ 200,000,000	$ 200,000,000
Senior Securities Coverage per Unit																										$ 2,292	$ 2,547
Senior Securities Average Market Value per Unit																										$ 1,040	$ 1,038
Notes 2023 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																		$ 750,000,000	$ 750,000,000	$ 750,000,000	$ 750,000,000	$ 750,000,000	$ 750,000,000
Senior Securities Coverage per Unit																		$ 1,772	$ 1,792	$ 1,824	$ 2,042	$ 2,362	$ 2,415
Notes 2024 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 900,000,000	$ 900,000,000	$ 900,000,000	$ 900,000,000	$ 900,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792	$ 1,824	$ 2,042
March 2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792	$ 1,824	$ 2,042	$ 2,362
July 2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 1,250,000,000	$ 1,250,000,000	$ 1,250,000,000	$ 750,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792	$ 1,824
January 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 1,150,000,000	$ 1,150,000,000	$ 1,150,000,000	$ 1,150,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792	$ 1,824
July 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792
Notes 2027 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 500,000,000	$ 500,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772
Notes 2028 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 1,250,000,000	$ 1,250,000,000	$ 1,250,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792
Notes 2031 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																	$ 700,000,000	$ 700,000,000	$ 700,000,000
Senior Securities Coverage per Unit																	$ 1,903	$ 1,772	$ 1,792
Notes 2047 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000	$ 230,000,000
Senior Securities Coverage per Unit																				$ 1,824	$ 2,042	$ 2,362	$ 2,415	$ 2,296	$ 2,213	$ 2,292	$ 2,547
Senior Securities Average Market Value per Unit																				$ 1,013	$ 1,033	$ 1,013	$ 1,021	$ 1,015	$ 1,011	$ 985	$ 972